Item 1: Schedule of Investments

Putnam High Income Securities Fund

The fund's portfolio
November 30, 2005 (Unaudited)

CORPORATE BONDS AND NOTES (42.1%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.2%)
Affinion Group, Inc. 144A company guaranty 10 1/8s, 2013		$185,000	$175,288
Lamar Media Corp. company guaranty 7 1/4s, 2013		130,000	133,900
			309,188

Automotive (1.8%)
Dana Corp. notes 10 1/8s, 2010		35,000	31,850
Dana Corp. notes 9s, 2011		226,000	185,320
Delco Remy International, Inc. company guaranty 11s, 2009		4,000	1,600
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		124,000	102,920
Ford Motor Co. notes 7.45s, 2031		340,000	239,700
Ford Motor Credit Corp. bonds 7 3/8s, 2011		360,000	327,078
Ford Motor Credit Corp. notes 7 7/8s, 2010		910,000	852,854
General Motors Acceptance Corp. bonds 8s, 2031		720,000	706,054
General Motors Acceptance Corp. notes 5 1/8s, 2008		135,000	121,035
Meritor Automotive, Inc. notes 6.8s, 2009		145,000	132,675
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		130,000	121,388
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		275,000	300,428
TRW Automotive Inc. sr. notes 9 3/8s, 2013		120,000	129,300
TRW Automotive Inc. sr. sub. notes 11s, 2013		185,000	206,700
			3,458,902

Basic Materials (4.9%)
Abitibi-Consolidated Finance LP company guaranty 7 7/8s, 2009		2,000	1,985
AK Steel Corp. company guaranty 7 7/8s, 2009		20,000	19,100
Almatis Investment Holdings S.a.r.l. sr. notes 11s, 2013 (Luxembourg) (PIK)		232,772	249,648
ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		160,000	183,600
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		170,000	188,488
Century Aluminum Co. company guaranty 7 1/2s, 2014		80,000	77,200
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		270,000	286,875
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	245,000	282,597
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	275,000	348,159
Compass Minerals Group, Inc. company guaranty 10s, 2011		$185,000	199,800
Compass Minerals International, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		65,000	56,225
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		310,000	275,900
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014 (STP)		100,000	71,000
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008		352,000	383,680
Georgia-Pacific Corp. company guaranty 9 3/8s, 2013		165,000	185,006
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		160,000	180,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		240,000	264,000
Gibraltar Industries, Inc. 144A sr. sub. notes 8s, 2015		105,000	105,788
Hercules, Inc. company guaranty 6 3/4s, 2029		180,000	174,375
Huntsman Advanced Materials, LLC sec. FRN 11.82s, 2008		13,000	13,650
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		65,000	74,263
Huntsman, LLC company guaranty 11 5/8s, 2010		97,000	110,216
Huntsman, LLC company guaranty 11 1/2s, 2012		53,000	60,288
Innophos, Inc. 144A sr. sub. notes 9 5/8s, 2014		425,000	427,125
Ispat Inland ULC sec. notes 9 3/4s, 2014		300,000	338,250
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		150,000	138,375
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	161,715	171,567
Lyondell Chemical Co. bonds 11 1/8s, 2012		$20,000	22,500
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		270,000	306,788
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007		86,000	90,085
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		310,000	306,900
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		120,000	122,700
Nalco Co. sr. sub. notes 9s, 2013	EUR	190,000	242,674
Nalco Co. sr. sub. notes 8 7/8s, 2013		$180,000	186,750
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		160,000	156,800
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)	EUR	50,000	59,087
NewPage Corp. sec. notes 10s, 2012		$160,000	157,600
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		265,000	239,825
Novelis, Inc. 144A sr. notes 7 1/2s, 2015		605,000	565,675
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		148,822	156,077
PQ Corp. 144A company guaranty 7 1/2s, 2013		55,000	50,600
Pregis Corp. 144A company guaranty 12 3/8s, 2013		190,000	185,250
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014		310,000	375,660
SGL Carbon Luxembourg SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)	EUR	60,000	77,341
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$180,000	189,675
Sterling Chemicals, Inc. sec. notes 10s, 2007		17,046	16,364
Stone Container Corp. sr. notes 9 3/4s, 2011		225,000	229,500
Stone Container Corp. sr. notes 8 3/8s, 2012		95,000	92,625
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		115,000	104,938
Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)		3,000	1,980
Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)		24,000	14,400
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		120,000	126,600
United States Steel Corp. sr. notes 9 3/4s, 2010		279,000	303,064
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		12,646	10,117
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		23,885	19,407
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F)(NON)(DEF)		40,000	4
			9,278,146

Building Materials (0.7%)
Associated Materials, Inc. company guaranty 9 3/4s, 2012		130,000	122,200
Building Materials Corp. company guaranty 8s, 2008		70,000	70,263
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012		120,000	118,800
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s, 2012		180,000	169,200
NTK Holdings, Inc. sr. disc. notes zero %, 2014		135,000	81,675
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		300,000	310,500
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		460,000	441,600
			1,314,238

Capital Goods (3.7%)
AEP Industries, Inc. sr. unsub. 7 7/8s, 2013		75,000	73,019
Aero Invest 1 SA 144A company guaranty FRN 10.634s, 2015 (Luxembourg) (PIK)	EUR	369,826	441,400

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		$293,000	307,650
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		30,000	28,575
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		420,000	454,125
Argo-Tech Corp. company guaranty 9 1/4s, 2011		165,000	170,363
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		321,000	343,470
Blount, Inc. sr. sub. notes 8 7/8s, 2012		160,000	166,000
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		100,000	92,000
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		65,000	57,200
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		140,000	139,475
Crown Americas, LLC/Crown Americas Capital Corp. 144A sr. notes 7 5/8s, 2013		340,000	348,500
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired 7/23/04, cost $78,000) (RES)		238,000	114,240
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		329,000	350,385
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		55,000	53,075
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		15,000	14,700
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		40,000	42,600
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	105,000
L-3 Communications Corp. company guaranty 6 1/8s, 2013		80,000	78,200
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		215,000	211,775
Legrand SA debs. 8 1/2s, 2025 (France)		405,000	486,000
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		124,000	137,950
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	45,000	57,316
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$50,000	51,500
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		320,000	275,200
Mueller Group, Inc. sr. sub. notes 10s, 2012		230,000	242,650
Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s, 4/15/09), 2014 (STP)		135,000	101,588
Owens-Brockway Glass company guaranty 8 7/8s, 2009		5,000	5,250
Owens-Brockway Glass company guaranty 8 1/4s, 2013		240,000	247,800
Owens-Brockway Glass company guaranty 7 3/4s, 2011		55,000	57,200
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		197,000	212,760
Owens-Illinois, Inc. debs. 7.8s, 2018		130,000	128,050
Polypore, Inc. sr. sub. notes 8 3/4s, 2012		145,000	129,775
Ray Acquisition sr. notes 9 3/8s, 2015 (France)	EUR	275,000	336,651
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		$260,000	223,600
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		175,000	158,594
TD Funding Corp. company guaranty 8 3/8s, 2011		185,000	191,475
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		320,000	348,800
Terex Corp. company guaranty 9 1/4s, 2011		40,000	42,800
Terex Corp. company guaranty 7 3/8s, 2014		24,000	23,940
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		82,000	87,433
			7,138,084

Commercial and Consumer Services (--%)
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)		75,000	78,188

Communication Services (2.8%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		49,000	53,778
Alamosa Delaware, Inc. company guaranty 11s, 2010		54,000	61,290
Alamosa Delaware, Inc. sr. notes 8 1/2s, 2012		40,000	43,600
American Cellular Corp. company guaranty 9 1/2s, 2009		45,000	48,825
American Cellular Corp. sr. notes Ser. B, 10s, 2011		420,000	454,650
American Tower Corp. sr. notes 7 1/2s, 2012		90,000	93,825
American Towers, Inc. company guaranty 7 1/4s, 2011		165,000	172,013
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)		28,862	1,227
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013		90,000	100,350
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		35,000	31,500
Cincinnati Bell, Inc. company guaranty 7s, 2015		80,000	77,200
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		70,000	68,600
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		80,000	76,600
Citizens Communications Co. notes 9 1/4s, 2011		240,000	262,200
Citizens Communications Co. sr. notes 6 1/4s, 2013		205,000	197,313
Dobson Communications Corp. 144A sr. notes FRN 8.4s, 2012		75,000	73,875
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013 (Ireland)		60,000	64,950
Globix Corp. company guaranty 11s, 2008 (PIK)		25,387	24,054
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		40,000	46,100
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		150,000	152,625
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		230,000	187,450
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)		210,000	210,525
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)		100,000	100,000
iPCS, Inc. sr. notes 11 1/2s, 2012		70,000	80,675
IWO Holdings, Inc. sec. FRN 7.9s, 2012		25,000	25,875
Madison River Capital Corp. sr. notes 13 1/4s, 2010		69,000	73,485
Nextel Communications, Inc. sr. notes Ser. D, 7 3/8s, 2015		170,000	178,944
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013		22,000	22,883
Nextel Partners, Inc. sr. notes 8 1/8s, 2011		290,000	308,850
Qwest Communications International, Inc. company guaranty 8s, 2014		540,000	545,400
Qwest Corp. notes 8 7/8s, 2012		430,000	482,675
Qwest Corp. 144A sr. notes 7 5/8s, 2015		150,000	159,563
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		30,000	36,038
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)		265,000	304,750
Rural Cellular Corp. sr. notes 9 7/8s, 2010		150,000	156,938
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		70,000	70,000
Rural Cellular Corp. 144A sr. sub. notes FRN 10.041s, 2012		50,000	49,500
SBA Communications Corp. sr. notes 8 1/2s, 2012		48,000	53,280
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		49,000	44,835
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013		80,000	81,300
U S West, Inc. debs. 7 1/4s, 2025		65,000	64,513
Valor Telecommunications Enterprises LLC/Finance Corp. company guaranty 7 3/4s, 2015		75,000	73,500
			5,415,554

Consumer (0.5%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		500,000	496,250
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		335,000	342,538
			838,788

Consumer Staples (7.0%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)		20,000	11,900
Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007 (In default) (NON)		235,000	142,175
Affinity Group, Inc. sr. sub. notes 9s, 2012		360,000	359,100
AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012		35,000	34,388
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		29,000	25,955
Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014		285,000	257,925
Brand Services, Inc. company guaranty 12s, 2012		559,000	586,950
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		250,000	238,750
CCH I Holdings LLC 144A company guaranty 11 1/8s, 2014		363,000	230,505
CCH I Holdings LLC 144A company guaranty 10s, 2014		65,000	39,975
CCH I Holdings LLC 144A company guaranty stepped-coupon zero % (11 3/4s, 5/15/06), 2014 (STP)		14,000	8,470
CCH I LLC 144A secd. notes 11s, 2015		692,000	593,390

Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	128,050
Cinemark USA, Inc. sr. sub. notes 9s, 2013	130,000	136,825
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)	325,000	239,688
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008	115,000	120,175
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012	10,000	10,400
CSC Holdings, Inc. debs. 7 5/8s, 2018	60,000	57,000
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,038
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	105,000	104,475
CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016	130,000	138,775
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	205,000	194,750
Dean Foods Co. sr. notes 6 5/8s, 2009	440,000	446,600
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	283,500
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015	105,000	100,275
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	690,000	677,063
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	185,000	200,725
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)	271,000	339
Doane Pet Care Co. 144A sr. sub. notes 10 5/8s, 2015	350,000	355,688
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	106,000	109,710
Echostar DBS Corp. company guaranty 6 5/8s, 2014	210,000	202,650
Echostar DBS Corp. sr. notes 6 3/8s, 2011	500,000	483,750
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	155,388
Emmis Communications Corp. sr. notes FRN 9.745s, 2012	125,000	125,156
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010	335,000	311,550
Gray Television, Inc. company guaranty 9 1/4s, 2011	87,000	93,199
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	150,000	147,000
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)	75,000	69,563
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)	320,000	344,000
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	165,000	157,988
LIN Television Corp. 144A sr. sub. notes 6 1/2s, 2013	205,000	196,288
Loews Cineplex Entertainment Corp. company guaranty 9s, 2014	175,000	175,219
Marquee Holdings, Inc. sr. disc. notes stepped-coupon zero % (12s, 8/15/09) 2014 (STP)	225,000	139,500
Paxson Communications Corp. company guaranty 10 3/4s, 2008	420,000	431,550
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013	375,000	361,875
Playtex Products, Inc. company guaranty 9 3/8s, 2011	248,000	261,330
Playtex Products, Inc. sec. notes 8s, 2011	180,000	190,800
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	342,000	336,870
Quebecor Media, Inc. sr. disc. notes stepped-coupon zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)	60,000	61,500
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)	317,000	343,153
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012	205,000	216,275
Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014	200,000	218,000
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	275,000	239,250
Rite Aid Corp. company guaranty 9 1/2s, 2011	130,000	134,550
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	97,125
Rite Aid Corp. debs. 6 7/8s, 2013	215,000	172,000
Sbarro, Inc. company guaranty 11s, 2009	210,000	207,900
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	55,000	55,550
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011	125,000	132,188
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013	180,000	175,950
Six Flags, Inc. sr. notes 8 7/8s, 2010	138,000	136,965
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	445,000	384,925
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	70,000	63,438
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	55,000	52,938
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	24,000	23,100
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010	70,000	68,950
Universal City Florida Holding Co. sr. notes FRN 9s, 2010	107,000	108,338
Warner Music Group sr. sub. notes 7 3/8s, 2014	125,000	121,250
Young Broadcasting, Inc. company guaranty 10s, 2011	374,000	351,560
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	85,000	74,588
		13,459,728

Energy (3.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	340,000	343,400
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)	92,000	98,210
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	145,000	147,900
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	240,000	241,800
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	60,000	63,450
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	190,000	200,450
Chesapeake Energy Corp. sr. notes 7s, 2014	250,000	258,750
Compton Petroleum Corp. 144A sr. notes 7 5/8s, 2013 (Canada)	195,000	197,925
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	118,800
Delta Petroleum Corp. company guaranty 7s, 2015	485,000	451,050
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 5/8s, 2014	27,000	27,608
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	57,150
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	195,960
Exco Resources, Inc. company guaranty 7 1/4s, 2011	235,000	237,938
Forest Oil Corp. company guaranty 7 3/4s, 2014	100,000	105,000
Forest Oil Corp. sr. notes 8s, 2011	135,000	148,500
Forest Oil Corp. sr. notes 8s, 2008	94,000	98,700
Hanover Compressor Co. sr. notes 9s, 2014	90,000	97,650
Hanover Compressor Co. sr. notes 8 5/8s, 2010	60,000	63,150
Hanover Compressor Co. sub. notes zero %, 2007	125,000	111,250
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	40,000	42,200
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	365,000	363,175
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	365,000	344,925
KCS Energy, Inc. sr. notes 7 1/8s, 2012	85,000	85,000
Massey Energy Co. sr. notes 6 5/8s, 2010	335,000	336,256
Newfield Exploration Co. sr. notes 7 5/8s, 2011	150,000	159,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	212,100
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s, 2014	95,000	98,800
Peabody Energy Corp. sr. notes 5 7/8s, 2016	180,000	174,600
Petroleum Geo-Services notes 10s, 2010 (Norway)	179,543	203,332
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	205,000	210,125
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	190,000	203,775
Pogo Producing Co. 144A sr. sub. notes 6 7/8s, 2017	185,000	180,375
Pride International, Inc. sr. notes 7 3/8s, 2014	400,000	431,000
Seabulk International, Inc. company guaranty 9 1/2s, 2013	130,000	145,925
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	35,000	28,525
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014	210,000	195,825
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	7,000	7,525
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	40,000	42,000
Whiting Petroleum Corp. 144A sr. sub. notes 7s, 2014	575,000	579,313
		7,309,167

Financial (0.4%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	60,000	60,600
E*Trade Finance Corp. sr. notes 8s, 2011	230,000	235,175
Finova Group, Inc. notes 7 1/2s, 2009	239,400	86,184
Western Financial Bank sub. debs. 9 5/8s, 2012	320,000	358,400

		740,359

Gaming & Lottery (1.7%)
Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009	100,000	106,250
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	30,000	32,325
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	25,000	26,188
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	290,000	287,825
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	95,000	102,838
MGM Mirage, Inc. company guaranty 6s, 2009	280,000	277,900
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	2,015
Mirage Resorts, Inc. debs. 7 1/4s, 2017	55,000	56,100
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009	30,000	32,100
Park Place Entertainment Corp. sr. notes 7s, 2013	165,000	175,253
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008	278,000	300,240
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010	200,000	209,500
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015	65,000	62,888
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012	175,000	178,500
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s, 2009	158,000	174,985
Scientific Games Corp. company guaranty 6 1/4s, 2012	175,000	172,375
Station Casinos, Inc. sr. notes 6s, 2012	193,000	192,518
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	120,000	121,800
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015	345,000	334,650
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s, 2014	365,000	352,681
		3,198,931

Health Care (2.5%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012	408,000	402,390
DaVita, Inc. company guaranty 7 1/4s, 2015	290,000	296,163
DaVita, Inc. company guaranty 6 5/8s, 2013	55,000	56,375
Elan Finance PLC/Elan Finance Corp, company guaranty 7 3/4s, 2011 (Ireland)	195,000	178,913
HCA, Inc. debs. 7.19s, 2015	82,000	85,495
HCA, Inc. notes 6 3/8s, 2015	65,000	64,583
HCA, Inc. notes 5 3/4s, 2014	75,000	73,125
HCA, Inc. sr. notes 6.95s, 2012	70,000	71,925
Healthsouth Corp. notes 7 5/8s, 2012	352,000	326,480
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	36,000	36,090
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)	240,000	134,400
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	155,000	148,800
Owens & Minor, Inc. company guaranty 8 1/2s, 2011	110,000	115,775
Psychiatric Solutions, Inc. company guaranty 7 3/4s, 2015	360,000	372,600
Service Corp. International notes 6 1/2s, 2008	35,000	35,438
Service Corp. International notes Ser. *, 7.7s, 2009	41,000	43,153
Service Corp. International 144A sr. notes 7s, 2017	65,000	64,269
Service Corp. International 144A sr. notes 6 3/4s, 2016	180,000	176,400
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	340,000	325,550
Tenet Healthcare Corp. notes 7 3/8s, 2013	265,000	241,150
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	245,000	245,613
Triad Hospitals, Inc. sr. notes 7s, 2012	165,000	167,063
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	300,000	300,000
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)	120,000	123,000
US Oncology, Inc. company guaranty 9s, 2012	160,000	170,800
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014	325,000	342,875
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)	65,000	73,450
Ventas Realty LP/Capital Corp. company guaranty 6 3/4s, 2010 (R)	75,000	76,125
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)	50,000	50,625
		4,798,625

Homebuilding (1.2%)
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011	95,000	98,444
D.R. Horton, Inc. company guaranty 8s, 2009	30,000	31,998
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	50,000	54,188
D.R. Horton, Inc. sr. notes 6 7/8s, 2013	35,000	36,225
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	215,000	205,654
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012	130,000	133,575
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014	90,000	82,900
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	60,000	56,058
KB Home sr. notes 5 3/4s, 2014	360,000	333,451
KB Home sr. sub. notes 9 1/2s, 2011	2,000	2,106
Meritage Homes Corp. company guaranty 6 1/4s, 2015	75,000	67,875
Schuler Homes, Inc. company guaranty 10 1/2s, 2011	104,000	112,060
Standard Pacific Corp. sr. notes 7s, 2015	375,000	343,125
Standard Pacific Corp. sr. notes 6 7/8s, 2011	15,000	14,363
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012	75,000	73,875
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015	365,000	304,775
WCI Communities, Inc. company guaranty 10 5/8s, 2011	37,000	39,035
WCI Communities, Inc. company guaranty 9 1/8s, 2012	356,000	356,000
		2,345,707

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	260,000	265,200

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty 9s, 2008 (R)	100,000	109,500
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008 (R)	35,000	35,525
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)	60,000	63,600
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	215,000	221,719
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)	125,000	138,750
MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)	75,000	77,813
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012	95,000	104,025
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s, 2007	121,000	124,176
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015	120,000	128,700
		1,003,808

Other (1.0%)
Lehman Brothers 144A HYTRAINS (Targeted Return Index Securities) sec. FRN Ser. 2005-1, 7.651s, 2015	1,780,488	1,813,872

Publishing (2.1%)
American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009	335,000	308,200
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	356,394	365,304
Cenveo Corp, sr. sub. notes 7 7/8s, 2013	235,000	225,600
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s, 2010	245,000	258,475
Dex Media, Inc. disc. notes stepped-coupon zero % (9s, 11/15/08), 2013 (STP)	115,000	91,138
Dex Media, Inc. notes 8s, 2013	210,000	214,200
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	405,000	430,313
Mail-Well I Corp. company guaranty 9 5/8s, 2012	180,000	193,950

MediaNews Group, Inc. sr. sub. notes 6 7/8s, 2013	225,000	219,375
PRIMEDIA, Inc. sr. notes 8s, 2013	330,000	291,225
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	105,000	96,075
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010	223,000	239,725
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012	129,000	146,093
R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010	25,000	26,875
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011	440,000	429,000
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	433,735
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	160,000	124,800
		4,094,083

Retail (1.1%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	105,000	98,438
Autonation, Inc. company guaranty 9s, 2008	260,000	278,850
Bear Creek Corp. 144A sr. notes 9s, 2013	75,000	73,875
GSC Holdings Corp. 144A company guaranty 8s, 2012	185,000	178,525
JC Penney Co., Inc. debs. 7.95s, 2017	150,000	171,136
JC Penney Co., Inc. debs. 7 1/8s, 2023	220,000	236,324
JC Penney Co., Inc. notes 9s, 2012	130,000	151,613
JC Penney Co., Inc. notes 8s, 2010	10,000	10,883
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	175,000	132,125
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015	450,000	457,875
United Auto Group, Inc. company guaranty 9 5/8s, 2012	275,000	284,625
		2,074,269

Technology (2.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	260,000	261,950
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	24,000	20,640
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	85,213
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	180,000	175,500
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	210,000	221,550
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	355,000	370,975
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	390,000	362,700
Lucent Technologies, Inc. debs. 6.45s, 2029	225,000	194,063
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman Islands)	90,000	62,325
SCG Holding Corp. 144A notes zero %, 2011	75,000	75,000
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	180,000	181,800
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	426,000	440,910
UGS Corp. company guaranty 10s, 2012	350,000	381,500
Unisys Corp. sr. notes 8s, 2012	190,000	171,950
Xerox Capital Trust I company guaranty 8s, 2027	175,000	179,375
Xerox Corp. company guaranty 9 3/4s, 2009	3,000	3,323
Xerox Corp. notes Ser. MTN, 7.2s, 2016	110,000	115,775
Xerox Corp. sr. notes 7 5/8s, 2013	211,000	222,078
Xerox Corp. sr. notes 6 7/8s, 2011	185,000	191,706
		3,718,333

Textiles (0.4%)
Levi Strauss & Co. sr. notes 12 1/4s, 2012	281,000	314,018
Levi Strauss & Co. sr. notes 9 3/4s, 2015	253,000	261,855
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	100,000	102,000
Tommy Hilfiger USA, Inc. company guaranty 6.85s, 2008	100,000	99,250
		777,123

Tire & Rubber (0.3%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	60,000	61,950
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	435,000	419,775
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	85,000	83,088
		564,813

Transportation (0.5%)
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	230,000	185,725
Greenbrier Companies, Inc. 144A sr. notes 8 3/8s, 2015	95,000	96,306
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	300,000	324,750
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	40,000	41,400
Navistar International Corp. company guaranty 6 1/4s, 2012	110,000	99,000
Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006	157,000	159,355
		906,536

Utilities & Power (2.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	23,760
AES Corp. (The) sr. notes 8 3/4s, 2008	14,000	14,630
AES Corp. (The) 144A sec. notes 9s, 2015	175,000	191,625
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	240,000	260,400
ANR Pipeline Co. debs. 9 5/8s, 2021	180,000	216,071
CMS Energy Corp. sr. notes 8.9s, 2008	60,000	63,600
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	75,425
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	41,600
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	96,690
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	30,000	28,764
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	315,000	352,800
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	90,000	90,450
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	125,000	125,313
El Paso Corp. sr. notes 8.05s, 2030	115,000	115,000
El Paso Corp. sr. notes 7 3/8s, 2012	90,000	89,100
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	85,000	83,513
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	44,554
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	360,000	369,000
Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	155,000	145,313
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	280,000	308,700
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	155,000	180,188
Monongahela Power Co. 1st mtge. 6.7s, 2014	90,000	98,426
National Power Corp. 144A foreign government guaranty FRN 8.63s, 2011 (Philippines)	85,000	89,569
Nevada Power Co. 2nd mtge. 9s, 2013	62,000	68,299
Northwestern Corp. sec. notes 5 7/8s, 2014	360,000	358,179
NRG Energy, Inc. company guaranty 8s, 2013	211,000	231,573
Orion Power Holdings, Inc. sr. notes 12s, 2010	125,000	142,500
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	135,000	137,700
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	110,000	114,407
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	145,000	151,525
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	35,000	35,438
Sierra Pacific Resources sr. notes 8 5/8s, 2014	165,000	180,263
Teco Energy, Inc. notes 7.2s, 2011	35,000	36,838
Teco Energy, Inc. notes 7s, 2012	60,000	62,850
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,350

Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	14,498
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	40,000	42,026
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014	185,000	197,950
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	150,000	160,875
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	140,000	143,500
Utilicorp United, Inc. sr. notes 9.95s, 2011	95,000	104,975
Williams Cos., Inc. (The) notes 8 3/4s, 2032	30,000	34,050
Williams Cos., Inc. (The) notes 8 1/8s, 2012	35,000	37,713
Williams Cos., Inc. (The) notes 7 5/8s, 2019	50,000	52,250
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	65,000	64,350
		5,486,600

Total corporate bonds and notes (cost $81,300,957)		$80,388,242

CONVERTIBLE PREFERRED STOCKS (36.8%)(a)
	Shares	Value

Banking (1.0%)
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	38,400	$2,018,842

Basic Materials (2.9%)
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	160	181,180
Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.	2,210	2,502,549
Huntsman Corp. $2.50 cv. pfd.	25,500	1,096,500
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv. pfd.	85,120	1,755,600
		5,535,829

Capital Goods (3.8%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	4,060	1,025,658
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	31,900	3,967,563
Owens-Illinois, Inc. $2.375 cv. pfd.	63,770	2,319,634
		7,312,855

Communication Services (1.9%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)	35,300	1,403,175
Crown Castle International Corp. $3.125 cum. cv. pfd.	42,014	2,279,260
		3,682,435

Consumer Cyclicals (3.9%)
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	66,700	2,059,363
General Motors Corp. Ser. A, $1.13 cv. pfd.	141,300	3,073,275
Interpublic Group of Companies, Inc. 144A Ser. B, 5.25% cum. cv. pfd	1,018	929,689
TXI Capital Trust I $2.75 cv. pfd.	26,600	1,383,200
		7,445,527

Consumer Staples (2.6%)
Albertson's, Inc. $1.813 cv. pfd.	40,800	953,700
Constellation Brands, Inc. Ser. A, $1.438 cv. pfd.	32,687	1,152,217
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	24,100	1,048,350
Rite Aid Corp. $1.375 cum. cv. pfd.	20,800	453,086
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	1,445,700
		5,053,053

Energy (2.4%)
Amerada Hess Corp. $3.50 cv. pfd.	20,800	2,152,800
Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	9,700	868,150
Hanover Compressor Capital Trust $3.625 cum. cv. pfd.	32,000	1,548,000
		4,568,950

Financial (0.9%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	20	1,841,195

Health Care (1.5%)
Schering-Plough Corp. $3.00 cv. pfd.	55,300	2,813,388

Insurance (5.9%)
Chubb Corp. (The) $1.75 cv. pfd.	55,500	1,942,500
Citigroup Funding, Inc. Ser. GNW, zero % cv. pfd.	54,090	1,771,339
Conseco, Inc. $1.38 cum. cv. pfd.	58,300	1,581,388
Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)	2,079	2,540,538
IPC Holdings, Ltd. 7.25% cv. pfd. (Bermuda)	18,500	522,625
MetLife, Inc. Ser. B, $1.594 cv. pfd.	56,400	1,607,400
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv. pfd. (Bermuda)	10,700	335,603
XL Capital, Ltd. $1.625 cv. pfd. (Bermuda)	41,600	923,520
		11,224,913

Investment Banking/Brokerage (1.2%)
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	40,190	1,044,940
Merrill Lynch & Co. Ser. JNC, 6.75% cv. pfd.	30,260	1,179,414
		2,224,354

Real Estate (2.7%)
FelCor Lodging Trust, Inc. Ser. A, $1.95 cum. cv. pfd. (R)	99,200	2,380,800
Host Marriott Financial Trust $3.375 cv. pfd. (R)	46,720	2,727,280
		5,108,080

Technology (2.2%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	2,100	2,024,138
Xerox Corp. 6.25% cv. pfd.	17,600	2,118,600
		4,142,738

Utilities & Power (3.9%)
El Paso Corp. 144A 4.99% cv. pfd.	1,300	1,340,788
El Paso Energy Capital Trust I $2.375 cv. pfd. (S)	38,950	1,372,988
Great Plains Energy, Inc. $2.00 cum. cv. pfd.	80,000	2,070,000
ONEOK, Inc. $2.125 units cv. pfd.	34,000	1,130,500

Southern Union Co. $2.50 cv. pfd. (S)	30,700	1,504,300
		7,418,576

Total convertible preferred stocks (cost $65,176,317)		$70,390,735

CONVERTIBLE BONDS AND NOTES (14.4%)(a)
	Principal amount	Value

Capital Goods (0.5%)
Titan International, Inc. 144A cv. sr. notes 5 1/4s, 2009	$700,000	$1,017,625

Communication Services (0.5%)
Charter Communications, Inc. 144A cv. sr. notes 5 7/8s, 2009	1,300,000	960,375
Cybernet Internet Services International, Inc. 144A cv. sr. disc. notes 13s, 2009 (Canada) (In default) (NON)	780,000	8
		960,383

Conglomerates (1.2%)
GenCorp, Inc. cv. sub. notes 5 3/4s, 2007	2,030,000	2,217,775

Consumer Cyclicals (0.5%)
Mediacom Communications Corp. cv. sr. notes 5 1/4s, 2006	1,050,000	1,039,500

Consumer Staples (1.9%)
Rite Aid Corp. cv. notes 4 3/4s, 2006	1,660,000	1,616,425
Rite Aid Corp. 144A cv. notes 4 3/4s, 2006	264,000	257,070
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	2,055,000	1,798,125
		3,671,620

Energy (0.3%)
McMoran Exploration Co. cv. sr. notes 6s, 2008	400,000	550,000

Financial (0.5%)
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,002,625

Health Care (--%)
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	30,000	30,600

Homebuilding (0.6%)
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	980,000	1,066,975

Lodging/Tourism (1.1%)
MeriStar Hospitality Corp. cv. sr. sub. notes 9 1/2s, 2010 (R)	1,730,000	2,104,113

Technology (4.8%)
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	980,000	968,975
Amkor Technologies, Inc. cv. sub. notes 5 3/4s, 2006	1,400,000	1,377,250
Cray, Inc. cv. sr. sub. notes 3s, 2024	840,000	533,400
Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008	980,000	950,600
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s, 2008	2,050,000	1,550,313
Lucent Technologies, Inc. cv. debs. Ser. B, 2 3/4s, 2025	450,000	478,688
ON Semiconductor Corp. 144A cv. bonds zero %, 2024	1,500,000	1,190,625
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	137,750
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s, 2024	2,800,000	1,928,500
		9,116,101

Transportation (1.9%)
AMR Corp. cv. company guaranty 4 1/4s, 2023	1,270,000	1,417,638
Continental Airlines, Inc. cv. sr. unsub. notes 4 1/2s, 2007	1,200,000	1,098,000
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	1,500,000	1,104,375
		3,620,013

Utilities & Power (0.6%)
XCEL Energy, Inc. 144A cv. notes 7 1/2s, 2007	720,000	1,103,400

Total convertible bonds and notes (cost $26,759,403)		$27,500,730

UNITS (0.9%)(a)
	Units	Value

Hercules, Inc. Units	2,020	$1,484,700
XCL Equity Units (F)	406	276,866

Total units (cost $2,202,387)		$1,761,566

COMMON STOCKS (0.4%)(a)
	Shares	Value

AMRESCO Creditor Trust (acquired various dates from 9/20/00 to 10/16/02, cost $43,601) (F)(RES)(NON)(R)	140,000	$140
Birch Telecom, Inc. (F)(NON)	293	1
Coinmach Service Corp. IDS (Income Deposit Securities)	25,623	385,626
Compass Minerals International, Inc.	147	3,540
Contifinancial Corp. Liquidating Trust Units	574,207	1
Crown Castle International Corp. (NON)	309	8,467
Dobson Communications Corp. (NON)	338	2,491
iPCS, Inc. (NON)	3,463	145,792
Knology, Inc. (NON)	32	63
Samsonite Corp. (NON) (S)	201,560	133,030
Sterling Chemicals, Inc. (NON)	50	900
Sun Healthcare Group, Inc. (NON)	202	1,479
USA Mobility, Inc.	56	1,529
VS Holdings, Inc. (F)(NON)	28,292	1
WHX Corp. (NON)	3,964	41,622

Total common stocks (cost $1,894,971)		$724,682

PREFERRED STOCKS (0.1%)(a)

				Shares	Value
Dobson Communications Corp. 13.00% pfd.				1	$1,355
Paxson Communications Corp. 14.25% cum. pfd. (PIK)				16	135,200
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.				43	49,235

Total preferred stocks (cost $191,768)					$185,790

FOREIGN GOVERNMENT BONDS AND NOTES (--%)(a) (cost $86,759)
				Principal amount	Value

Philippines (Republic of) bonds 9 1/2s, 2024				$80,000	$90,400

WARRANTS (--%)(a) (NON)
	Expiration date		Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09		$0.01	270	$1
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR	0.01	119	3,332
Pliant Corp. 144A	6/1/10		$0.01	120	1
TravelCenters of America, Inc.	5/1/09		0.001	420	525
Ubiquitel, Inc. 144A	4/15/10		22.74	420	4

Total warrants (cost $33,351)					$3,863

SHORT-TERM INVESTMENTS (7.3%)(a)
				Principal
				amount/Shares	Value

Putnam Prime Money Market Fund (e)				10,901,671	$10,901,671
Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from
December 1, 2005 to January 27, 2006 (d)				$3,147,915	3,143,500

Total short-term investments (cost $14,045,171)					$14,045,171
TOTAL INVESTMENTS
Total investments (cost $191,691,084) (b)					$195,091,179

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/05 (aggregate face value $2,534,306) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$2,374,964	$2,534,306	12/21/05	$159,342

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.	$108,000	$1,513

Agreement with JPMorgan Chase Bank, N.A. on September 1, 2005, maturing on September 20,
2010, to pay quarterly 460 basis points times the notional amount. Upon a credit default event of
General Motors Acceptance Corp., the fund receives a payment of the proportional notional amount times the difference between the par value and the then market value of General Motors
Acceptance Corp.	190,000	2,519

Total		$4,032

NOTES

(a) Percentages indicated are based on net assets of $191,135,687.

(b) The aggregate identified cost on a tax basis is $191,730,490, resulting in gross unrealized appreciation and depreciation of $12,407,800 and $9,047,111, respectively, or net unrealized appreciation of $3,360,689.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2005 was $114,380 or 0.01% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $3,046,805. The fund received cash collateral of $3,143,500 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $62,866 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $23,174,471 and $17,832,270, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At November 30, 2005, liquid assets totaling $298,000 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006